Segment and Geographic Information - Net Revenues by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of net revenues by geographic area
Net revenues	$ 77,466	$ 66,674	$ 36,795	$ 40,578	$ 136,840	$ 106,540	$ 121,480	$ 144,698	$ 221,513	$ 509,558	$ 549,167
North America [Member]
Summary of net revenues by geographic area
Net revenues									74,634	130,224	150,160
Europe [Member]
Summary of net revenues by geographic area
Net revenues									72,577	100,188	198,977
Asia Pacific [Member]
Summary of net revenues by geographic area
Net revenues									19,135	49,881	52,672
Latin America [Member]
Summary of net revenues by geographic area
Net revenues									16,406	111,078	54,008
Middle East [Member]
Summary of net revenues by geographic area
Net revenues									14,571	39,142	63,157
Africa [Member]
Summary of net revenues by geographic area
Net revenues									13,182	75,507	16,474
Commonwealth of Independent States [Member]
Summary of net revenues by geographic area
Net revenues									$ 11,008	$ 3,538	$ 13,719